Statement of Stockholders' Equity - USD ($)		Common Stock	Additional Paid In Capital	Accumulated Deficit	Total
Stockholders' Equity, beginning of period, Value at Dec. 31, 2013		$ 3,960	$ 106,028	$ (32,493)	$ 77,495
Stockholders' Equity, beginning of period, Shares at Dec. 31, 2013		3,960,000
Issuance of common stock, Value	[1]	$ 3,686	1,083,714		1,087,400
Issuance of common stock, Shares	[1]	3,685,667
Issuance of common stock for compensation, Value		$ 675	1,011,825		1,012,500
Issuance of common stock for compensation, Shares		675,000
Merger acquisition, Value		$ 2,723	45,957		48,680
Merger acquisition, Shares		2,723,088
Net loss				(1,726,337)	(1,726,337)
Stockholders' Equity, end of period, Value at Dec. 31, 2014		$ 11,044	2,247,524	(1,758,830)	499,738
Stockholders' Equity, end of period, Shares at Dec. 31, 2014		11,043,755
Issuance of common stock for licensing, Value		$ 132	108,118		108,250
Issuance of common stock for licensing, Shares		132,290
Issuance of common stock, Value	[2]	$ 10,000	2,890,000		2,900,000
Issuance of common stock, Shares	[2]	10,000,000
Issuance of warrants			904,125		904,125
Beneficial conversion feature on convertible debt			272,250		272,250
Net loss				(3,857,856)	(3,857,856)
Stockholders' Equity, end of period, Value at Dec. 31, 2015		$ 21,176	$ 6,422,017	$ (5,616,686)	826,507
Stockholders' Equity, end of period, Shares at Dec. 31, 2015		21,176,045
Net loss					(1,849,540)
Stockholders' Equity, end of period, Value at Jun. 30, 2016					$ 385,810

[1]	for cash
[2]	for investment